Note 3 - Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation, Depletion and Amortization, Nonproduction	$ 28,780	$ 28,935	$ 59,037